Financial instruments (Details 6) (Recurring basis, CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	16,545	17,238
Transfers in, net assets/liabilities	3,785	3,334
Transfers out, net assets/liabilities	(4,048)	(5,601)
Purchases, net assets/liabilities	19,766	17,228
Sales, net assets/liabilities	(20,632)	(19,093)
Issuances, net assets/liabilities	(2,981)	2,864
Settlements, net assets/liabilities	(795)	1,459
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(133)	185
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	1,831	(931)
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	(3)	(27)
Gain (loss) on all other activity included in other revenues, net assets/liabilities	168	563
Foreign currency translation impact, net assets/liabilities	1,348	(674)
Balance at beginning of period, net assets/liabilities	14,851	16,545
Bank
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	16,541	17,079
Transfers in, net assets/liabilities	3,785	3,334
Transfers out, net assets/liabilities	(4,048)	(5,601)
Purchases, net assets/liabilities	19,719	16,783
Sales, net assets/liabilities	(20,593)	(18,463)
Issuances, net assets/liabilities	(2,979)	2,864
Settlements, net assets/liabilities	(795)	1,459
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(133)	185
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	1,831	(931)
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	(3)	(27)
Gain (loss) on all other activity included in other revenues, net assets/liabilities	173	548
Foreign currency translation impact, net assets/liabilities	1,346	(689)
Balance at beginning of period, net assets/liabilities	14,844	16,541